Pensions and Other Post-employment Benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of pension and other post employment plan [line items]
Cost of sales	£ 11,603	£ 11,704	£ 11,863
Selling, general and administration	10,975	11,456	11,402
Research and development	5,278	5,098	4,568
Pension and other post-employment cost	471	519	560
UK Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	198	255	181
US Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	42	62	120
Other overseas pension schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost	164	189	185
Unfunded post retirement healthcare schemes [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	67	13	74
Pension and other post-employment cost Analysed	67	13	74
Funded defined benefit pension plans [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	245	341	300
Unfunded defined benefit pension plan [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	21	32	41
Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure of pension and other post employment plan [line items]
Cost of sales	129	143	149
Selling, general and administration	153	185	195
Research and development	51	59	71
Defined benefit pension and post retirement cost	333	387	415
Defined benefit schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	333	386	415
Defined contribution pension scheme [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	£ 138	£ 133	£ 145